Provisions - Provisions for assurance-type product warranty (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions, at the start of the period	€ 2,313
Provisions, at the end of the period	2,115	€ 2,313
Warranty provision [member]
Provisions [Line Items]
Provisions, at the start of the period	238	167
Additional provisions, other provisions	320	364
Provision used, other provisions	224	265
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions		(37)
Increase (decrease) through net exchange differences, other provisions	9	10
Provisions, at the end of the period	€ 344	€ 238